Consolidated Statement of Shareholders' Equity - USD ($) shares in Thousands, $ in Millions	Total	Common Stock [Member]	Capital in Excess of Par Value [Member]	Accumulated Deficit [Member]	Accumulated Other Comprehensive Loss [Member]	Treasury Stock [Member]	Noncontrolling Interests [Member]
Balance at beginning of period (shares) at Dec. 31, 2013		88,000
Balance at beginning of period at Dec. 31, 2013	$ 468.7	$ 1.0	$ 2,849.4	$ (2,101.1)	$ (0.1)	$ (404.6)	$ 124.1
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	275.1			222.0			53.1
Receipt of treasury stock (shares)		(300)
Receipt of treasury stock	(9.7)					(9.7)
Dividends declared on common stock	(69.0)		(69.0)
Dividends declared on convertible perpetual preferred stock	(6.3)		(6.3)
Stock-based compensation	23.9		23.9
Stock options exercised (shares)		300
Stock options exercised	7.4		7.5			(0.1)
Stock warrants exercised (shares)		200
Stock warrants exercised	6.3		6.3
Distributions declared	(44.9)						(44.9)
Repurchases of common stock in open market (shares)		(1,300)
Repurchases of common stock in open market	(43.1)					(43.1)
Consolidation of Fairlawn Rehabilitation Hospital	14.0						14.0
Other (shares)		900
Other	(2.9)		(1.3)		(0.4)	(1.2)
Balance at end of period (shares) at Dec. 31, 2014		87,800
Balance at end of period at Dec. 31, 2014	619.5	$ 1.0	2,810.5	(1,879.1)	(0.5)	(458.7)	146.3
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	239.0			183.1			55.9
Conversion of preferred stock (shares)		3,300
Conversion of preferred stock	93.2		93.2
Receipt of treasury stock (shares)		(500)
Receipt of treasury stock	(17.2)					(17.2)
Dividends declared on common stock	(79.9)		(79.9)
Dividends declared on convertible perpetual preferred stock	(1.6)		(1.6)
Stock-based compensation	22.4		22.4
Stock options exercised (shares)		200
Stock options exercised	2.3		6.7			(4.4)
Distributions declared	(49.0)						(49.0)
Repurchases of common stock in open market (shares)		(1,300)
Repurchases of common stock in open market	(45.3)					(45.3)
Capital contributions from consolidated affiliates	14.8						14.8
Fair value adjustments to redeemable noncontrolling interests, net of tax	(18.2)		(18.2)
Other (shares)		600
Other	(0.7)	$ 0.1	1.8		(0.7)	(1.8)	(0.1)
Balance at end of period (shares) at Dec. 31, 2015		90,100
Balance at end of period at Dec. 31, 2015	779.3	$ 1.1	2,834.9	(1,696.0)	(1.2)	(527.4)	167.9
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	304.0			247.6			56.4
Receipt of treasury stock (shares)		(500)
Receipt of treasury stock	(11.6)					(11.6)
Dividends declared on common stock	(84.9)		(84.9)
Stock-based compensation	$ 21.4		21.4
Stock options exercised (shares)	563	600
Stock options exercised	$ 5.3		13.1			(7.8)
Distributions declared	(54.2)						(54.2)
Repurchases of common stock in open market (shares)		(1,700)
Repurchases of common stock in open market	(65.6)					(65.6)
Capital contributions from consolidated affiliates	19.6						19.6
Fair value adjustments to redeemable noncontrolling interests, net of tax	(6.7)		(6.7)
Equity portion of convertible debt	17.3		17.3
Other (shares)		400
Other	4.8		4.0			(2.3)	3.1
Balance at end of period (shares) at Dec. 31, 2016		88,900
Balance at end of period at Dec. 31, 2016	$ 928.7	$ 1.1	$ 2,799.1	$ (1,448.4)	$ (1.2)	$ (614.7)	$ 192.8